Finance Leases (Details Narrative) - USD ($)	May 05, 2023	Sep. 30, 2025	May 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 02, 2023
Finance leases term				3 years 3 months 25 days
Finance leases Interest rate				3.01%
Current portion				$ 221,929	$ 214,715
Non-current portion				2,423,165	2,644,123
Total				2,645,094	$ 2,858,838
Twin Vee Powercarsco [Member]
Finance leases term		2 years 8 months 12 days
Finance leases Interest rate		5.40%
Loss on termination			$ 57,903
Current portion		$ 20,497		221,929
Non-current portion		26,362		2,423,165
Total		$ 46,859		$ 2,645,094
Aqua Sport Lease Agreement [Member]
Finance leases Interest rate						2.93%
Purchase of asset	$ 3,100,000
Payment of security deposit	300,000
Rent paid	16,000
Monthly rent	$ 22,000
Vehicle And Equipment [Member]
Finance leases term				60 months
Vehicle And Equipment [Member] | Minimum [Member]
Finance leases Interest rate				3.00%
Vehicle And Equipment [Member] | Minimum [Member] | Twin Vee Powercarsco [Member]
Finance leases Interest rate		5.00%
Vehicle And Equipment [Member] | Maximum [Member]
Finance leases Interest rate				7.50%
Vehicle And Equipment [Member] | Maximum [Member] | Twin Vee Powercarsco [Member]
Finance leases Interest rate		7.50%